Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Australian Oilseeds manages cyber security and data protection through a continuously evolving framework, as described in further detail below. The framework allows us to identify, assess and mitigate the risks we face, and assists us in establishing policies and safeguards to protect our systems and the information of those we serve. We employ an array of data security technologies, processes, and methods across our infrastructure to protect systems and sensitive information from unauthorized access. The Audit Committee of the Board of Directors has oversight of our cyber security program and is responsible for reviewing and assessing the Company’s cyber security and data protection policies, procedures and resource commitment, including key risk areas and mitigation strategies. As part of this process, the Audit Committee receives regular updates from the management team on critical issues related to our information security risks, cyber security strategy, supplier risk and business continuity capabilities.

The Company’s framework includes an incident management and response program that continuously monitors the Company’s information systems for vulnerabilities, threats and incidents; manages and takes action to contain incidents that occur; remediates vulnerabilities; and communicates the details of threats and incidents to management. Pursuant to the Company’s incident response plan, any incidents are to be reported by the management team to the Audit Committee, appropriate government agencies and other authorities, as deemed necessary or appropriate, considering the actual or potential impact, significance and scope. The Company is not aware of any previous cybersecurity incidents or threats that are reasonably likely to materially affect its business strategy, results of operations, or financial condition. For the fiscal year ended June 30, 2025, we did not identify any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Our cyber security program focuses on all areas of our business, including cloud-based environments, devices used by employees and contractors, facilities, networks, applications, vendors, disaster recovery / business continuity and controls and safeguards enabled through business processes and tools. We continuously monitor for threats and unauthorized access. We also provide various training programs and tools to employees so they can avoid risky practices and help us promptly identify potential or actual issues and have incident response procedures, service tools to log incidents and issues for investigation, and to follow up on matters already reported.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the fiscal year ended June 30, 2025, we did not identify any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee of the Board of Directors has oversight of our cyber security program and is responsible for reviewing and assessing the Company’s cyber security and data protection policies, procedures and resource commitment, including key risk areas and mitigation strategies.